Income taxes payable (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes payable
Summary of income tax payable
	As of December 31,
	2023	2024
	RMB’000	RMB’000
Income tax payable	32,477	1,711
Total	32,477	1,711